Shareholder Report	12 Months Ended
Dec. 31, 2024 USD ($) Holdings
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	ETF Opportunities Trust
Entity Central Index Key	0001771146
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2024
T-REX 2X LONG APPLE DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long Apple Daily Target ETF
Class Name	T-Rex 2X Long Apple Daily Target ETF
Trading Symbol	AAPX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-Rex 2X Long Apple Daily Target ETF for the period of January 11, 2024 (inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/aapx/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/aapx/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Apple Daily Target ETF	$127¹	1.05%²

¹	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
²	Annualized

Expenses Paid, Amount	$ 127	[1]
Expense Ratio, Percent	1.05%	[2]
Expenses Short Period Footnote [Text Block]	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

Performance Summary

From January 11, 2024 through December 31, 2024, the Fund gained +55.00%, while AAPL’s stock price rose +35.16% over the same period. The Fund’s result exceeds the simple doubling of AAPL’s total return largely due to daily compounding. In a generally upward-trending environment for Apple’s shares—bolstered by strong consumer demand for new devices, higher services revenue, and supportive market sentiment—the Fund benefited from repeated gains on leveraged exposure.

Key Considerations

1.	Daily Reset: The Fund’s 2x exposure is recalculated each trading day, which can yield returns over the period that deviate from a simple “2 × (Apple’s total return).”
2.

Market Environment: Apple navigated moderate volatility during 2024, yet predominantly trended upward. In periods of consecutive gains, the Fund can outperform 2x the cumulative return due to positive compounding.

3.

Risks of Leverage: In volatile or declining markets, leveraged funds can underperform the underlying’s multiple. Shareholders should recognize that the Fund is not intended as a buy-and-hold vehicle and might experience accelerated losses in down trending markets.

Conclusion

The Fund has met its stated investment objective over the reporting period: delivering 2x daily performance of its respective underlying stock. The Fund benefited from favorable compounding effects amidst generally rising stock prices for AAPL.

We remind shareholders that these leveraged strategies are designed for short-term exposure to daily price movements, not as long-term investment vehicles. Investors should carefully review their risk tolerance, considering the potential for amplified losses in periods of heightened volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception (01/11/24)
T-Rex 2X Long Apple Daily Target ETF	55.00%
S&P 500® Index	24.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 4,837,873
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 55,473
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$4,837,873
Number of Holdings	2
Total Advisory Fee Paid	$55,473
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown Information Technology 100.00%
Largest Holdings [Text Block]
Portfolio Composition
Cash	10.72%
Derivatives	12.65%
Other Assets Net of Liabilities	76.74%
Cash Collateral	-0.11%

Material Fund Change [Text Block]

How has the Fund changed?

Change in Principal Investments Strategies and Risks

On January 27, 2025, the Fund changed its investment strategies. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings "Principal Investment Strategies" and "Principal Risks", respectively.

Material Fund Change Strategies [Text Block]

Change in Principal Investments Strategies and Risks

On January 27, 2025, the Fund changed its investment strategies. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings "Principal Investment Strategies" and "Principal Risks", respectively.

T-REX 2X LONG ALPHABET DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long Alphabet Daily Target ETF
Class Name	T-Rex 2X Long Alphabet Daily Target ETF
Trading Symbol	GOOX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-Rex 2X Long Alphabet Daily Target ETF for the period of January 11, 2024 (inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/goox/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/goox/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Alphabet Daily Target ETF	$126¹	1.05%²

¹	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
²	Annualized

Expenses Paid, Amount	$ 126	[3]
Expense Ratio, Percent	1.05%	[4]
Expenses Short Period Footnote [Text Block]	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

Performance Summary

For the period of January 11, 2024 to December 31, 2024, the Fund returned +46.20%, while GOOGL appreciated by +33.53%. Alphabet’s business lines—advertising, cloud services, and other emerging tech ventures—produced steady gains, contributing to a generally upward trend in share price. Consequently, the Fund’s daily 2x exposure compounded favorably, resulting in an effective return above 2x GOOGL’s raw percentage change.

Key Considerations

1. Compounding Effect: The Fund’s performance benefited from a series of net positive daily returns. Each day’s gains built on prior-day balances, amplifying total returns.

2. Sector Outlook: Alphabet’s stock price was aided by continued growth in digital advertising and ongoing expansion in its cloud segment, though certain global events introduced pockets of volatility.

3. Suitability: The Fund is designed for short-term, tactical exposure to Alphabet’s daily price movements. Investors must carefully consider the potential for magnified losses when GOOGL experiences downward or volatile trading periods.

Conclusion

The Fund has met its stated investment objective over the reporting period: delivering 2x daily performance of its respective underlying stock. The Fund benefited from favorable compounding effects amidst generally rising stock prices for GOOGL.

We remind shareholders that these leveraged strategies are designed for short-term exposure to daily price movements, not as long-term investment vehicles. Investors should carefully review their risk tolerance, considering the potential for amplified losses in periods of heightened volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception (01/11/24)
T-Rex 2X Long Alphabet Daily Target ETF	46.20%
S&P 500® Index	24.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 8,224,558
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 55,247
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$8,224,558
Number of Holdings	2
Total Advisory Fee Paid	$55,247
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown Communication Services 100.00%
Largest Holdings [Text Block]
Portfolio Composition
Cash	11.29%
Cash Collateral	41.93%
Derivatives	9.83%
Other Assets Net of Liabilities	36.95%

Material Fund Change [Text Block]

How has the Fund changed?

Change in Principal Investments Strategies and Risks

On January 27, 2025, the Fund changed its investment strategies. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings "Principal Investment Strategies" and "Principal Risks", respectively.

Material Fund Change Strategies [Text Block]

Change in Principal Investments Strategies and Risks

On January 27, 2025, the Fund changed its investment strategies. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings "Principal Investment Strategies" and "Principal Risks", respectively.

T-REX 2X LONG MICROSOFT DAILY TARGET ETF
Shareholder Report [Line Items]
Fund Name	T-Rex 2X Long Microsoft Daily Target ETF
Class Name	T-Rex 2X Long Microsoft Daily Target ETF
Trading Symbol	MSFX
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the T-Rex 2X Long Microsoft Daily Target ETF for the period of January 11, 2024 (inception) to December 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.rexshares.com/msfx/. You can also request this information by contacting us at (833) 759-6110.
Material Fund Change Notice [Text Block]	This report describes certain changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	(833) 759-6110
Additional Information Website	https://www.rexshares.com/msfx/
Expenses [Text Block]

What were the Fund costs for the period?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
T-Rex 2X Long Microsoft Daily Target ETF	$105¹	1.05%²

¹	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
²	Annualized

Expenses Paid, Amount	$ 105	[5]
Expense Ratio, Percent	1.05%	[6]
Expenses Short Period Footnote [Text Block]	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
Factors Affecting Performance [Text Block]

Performance Summary

For the period of January 11, 2024 through December 31, 2024, The Fund recorded a +4.75% total return, whereas MSFT itself rose +10.94%. Despite MSFT’s positive performance overall, the Fund underperformed a nominal doubling of Microsoft’s cumulative return. Periods of heightened volatility and interim drawdowns in MSFT’s share price generated negative compounding effects—effectively reducing the Fund’s return relative to a straightforward 2x multiple.

Key Considerations

1. Volatility Drag: When a leveraged fund experiences a mix of gains and losses over time, the daily reset can erode returns due to negative compounding. This dynamic was especially relevant for the Fund, given midyear swings in Microsoft shares.

2. Daily Reset and Short-Term Focus: Like all of our leveraged products, the Fund is geared towards short-term tactical approaches. Prolonged holding periods might yield results below or above 2x the cumulative change, depending on the stock’s volatility path.

3. Microsoft’s Market Factors: While Microsoft posted growth in its enterprise cloud solutions and AI-driven offerings, certain quarters featured guidance below market expectations or external macro concerns, contributing to notable share-price fluctuations.

Conclusion

The Fund faced a challenging path, as Microsoft’s interim volatility resulted in negative compounding and a final return trailing a simple 2x multiple of MSFT’s cumulative gain.

We remind shareholders that these leveraged strategies are designed for short-term exposure to daily price movements, not as long-term investment vehicles. Investors should carefully review their risk tolerance, considering the potential for amplified losses in periods of heightened volatility.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	Cumulative Performance (based on a hypothetical $10,000 investment)
*	Inception

Average Annual Return [Table Text Block]	Annual Performance
Total Return Since Inception (01/11/24)
T-Rex 2X Long Microsoft Daily Target ETF	4.75%
S&P 500® Index	24.62%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of Fund shares.
Net Assets	$ 7,332,491
Holdings Count | Holdings	2
Advisory Fees Paid, Amount	$ 71,757
Investment Company, Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]	Key Fund Statistics (as of December 31, 2024)

Fund Net Assets	$7,332,491
Number of Holdings	2
Total Advisory Fee Paid	$71,757
Portfolio Turnover Rate	0.00%

Holdings [Text Block]	Sector Breakdown Information Technology 100.00%
Largest Holdings [Text Block]
Portfolio Composition
Cash	10.13%
Cash Collateral	81.90%
Derivatives	-2.70%
Other Assets Net of Liabilities	92.57%

Material Fund Change [Text Block]

How has the Fund changed?

Change in Principal Investments Strategies and Risks

On January 27, 2025, the Fund changed its investment strategies. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings "Principal Investment Strategies" and "Principal Risks", respectively.

Material Fund Change Strategies [Text Block]

Change in Principal Investments Strategies and Risks

On January 27, 2025, the Fund changed its investment strategies. The Fund's new principal investment strategies and related risks differ from the prior principal investment strategies and risks. A complete description of the principle investment strategies and investment risks is included in the Fund's prospectus under the headings "Principal Investment Strategies" and "Principal Risks", respectively.

[1]	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
[2]	Annualized
[3]	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
[4]	Annualized
[5]	Costs are for the period of January 11, 2024 to December 31, 2024. Costs for a full annual period would be higher.
[6]	Annualized